Trade receivables and other current assets - Schedule of Changes in Research Tax Credit Receivables (Details) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Disclosure of Trade Receivables and Other Current Assets
Research tax credit receivable at beginning of period	€ 3,939
Research tax credit receivable at end of period	6,273
Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets
2024 research tax credit	2,245
Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets
2024 research tax credit	€ 89